Document and Entity Information	Mar. 27, 2025
Document And Entity Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 27, 2025
Entity File Number	814-01154
Entity Registrant Name	AUDAX CREDIT BDC INC.
Entity Central Index Key	0001633858
Entity Tax Identification Number	47-3039124
Entity Incorporation State Country Code	DE
Entity Address, Address Line One	320 PARK AVENUE
Entity Address, City or Town	NEW YORK
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	212
Local Phone Number	703-2700
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false